Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, non-trade	$ 12,793	$ 7,883
Accounts Receivable, Related Parties, Current	1,677	57,062
Accumulated depreciation	1,259,404	1,270,460
Finance Leases, Lessee Balance Sheet Assets by Major Class Accumulated Deprecation	$ 253,553	$ 178,178
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share issued (in shares)	100,784,422	100,435,210
Common Stock, Shares, Outstanding	100,784,422	100,435,210